Patents	12 Months Ended
Oct. 31, 2018
Statements Line Items
Patents [Text Block]

9.        Patents

	November 1,
	2016	Additions	October 31, 2017	Additions	October 31, 2018
Cost	$621,181	$161,647	$782,828	$121,603	$904,431
Accumulated amortization	217,581	133,785	351,366	156,960	508,326
Net book value	$403,600		$431,462		$396,105

Of the total amortization expense, $nil was capitalized to development costs in the year ended October 31, 2018 (2017 - $nil); (2016 - $71,988).